Assets (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
Other current assets consisted of the following:

	December 31, 2014	December 31, 2013
	(in millions)
Value added tax receivable	$191	$176
Deferred income taxes (Note 14)	171	121
Prepaid insurance and other expenses	59	58
Reimbursable engineering costs	55	63
Notes receivable	28	43
Income and other taxes receivable	34	57
Deposits to vendors	8	9
Derivative financial instruments (Note 17)	—	15
Other	21	31
Total	$567	$573

Schedule of Other Assets, Noncurrent
Other long-term assets consisted of the following:

	December 31, 2014	December 31, 2013
	(in millions)
Deferred income taxes (Note 14)	$232	$262
Debt issuance costs (Note 11)	42	43
Income and other taxes receivable	67	121
Reimbursable engineering costs	73	70
Value added tax receivable	28	24
Derivative financial instruments (Note 17)	—	5
Other	66	64
Total	$508	$589